Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 10, 2021
First Trust New York Municipal High Income ETF
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Information
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The First Trust New York Municipal High Income ETF's (the "Fund") primary investment objective is to seek to provide current income that is exempt from regular federal income taxes and New York income taxes, and its secondary objective is long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund has no operational history and therefore no historical turnover rate.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market.The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. The example assumes First Trust's agreement to waive management fees of 0.15% of average daily net assets per year will be terminated following May 11, 2023. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund seeks to achieve its investment objectives by investing at least 80% of its net assets (including investment borrowings) in municipal debt securities that pay interest that is exempt from regular federal income taxes and New York State and New York City income taxes (collectively, “Municipal Securities”). Municipal Securities will be issued by or on behalf of the State of New York or territories or possessions of the U.S. (including, but not limited to, Puerto Rico, the U.S. Virgin Islands and Guam), and/or the political subdivisions, agencies, authorities and other instrumentalities of such State, territories or possessions. In general, Municipal Securities issued by or on behalf of the State of New York will be exempt from the New York individual income tax. Municipal Securities issued by or on behalf of territories or possessions of the U.S. and/or the political subdivisions, agencies, authorities and other instrumentalities of such territories or possessions (collectively, “Territorial Obligations”) will pay interest that is exempt from regular federal income taxes and the New York individual income tax. The Fund may invest up to 100% of its net assets in Municipal Securities that pay interest that generates income subject to federal and state alternative minimum tax. The types of Municipal Securities in which the Fund may invest include municipal lease obligations (and certificates of participation in such obligations), municipal general obligation bonds, municipal revenue bonds, municipal notes, municipal cash equivalents, private activity bonds (including without limitation industrial development bonds), and pre-refunded and escrowed to maturity bonds. Industrial development bonds are revenue bonds issued by or on behalf of public authorities to obtain funds to finance various public and/or privately operated facilities, including those for business and manufacturing, housing, sports, pollution control, airport, mass transit, port and parking facilities. Pre-refunded bonds are bonds that have been refunded to a call date prior to the final maturity of principal, or, in the case of pre-refunded bonds commonly referred to as “escrowed-to-maturity bonds,” to the final maturity of principal, and remain outstanding in the municipal market. The Fund may invest in Municipal Securities of any duration and any maturity, however, under normal market conditions, the Fund expects it will have an effective duration of approximately 3-9 years.Under normal market conditions, the Fund will invest at least 50% of its net assets in Municipal Securities that are, at the time of investment, rated investment grade (i.e., rated Baa3/BBB- or above) by at least one nationally recognized statistical rating organization rating such securities (or Municipal Securities that are unrated and determined by the Fund’s advisor to be of comparable quality). If, subsequent to purchase by the Fund, a Municipal Security held by the Fund experiences a decrease in credit quality and is no longer an investment grade Municipal Security, the Fund may continue to hold the Municipal Security and it will not cause the Fund to violate the 50% investment grade requirement; however, the Municipal Security will be taken into account for purposes of determining whether purchases of additional Municipal Securities will cause the Fund to violate such requirement. The Fund will consider pre-refunded or escrowed to maturity bonds, regardless of rating, to be investment grade Municipal Securities.Under normal market conditions, the Fund will invest no more than 50% of its net assets in Municipal Securities that are, at the time of investment, not investment grade, commonly referred to as “high yield” or “junk” bonds. The Municipal Securities in which the Fund will invest to satisfy this 50% investment limitation may include Municipal Securities that are currently in default and not expected to pay the current coupon (“Distressed Municipal Securities”). The Fund may invest up to 10% of its net assets in Distressed Municipal Securities. If, subsequent to purchase by the Fund, a Municipal Security held by the Fund becomes a Distressed Municipal Security, the Fund may continue to hold the Distressed Municipal Security and it will not cause the Fund to violate the 10% investment limitation; however, the Distressed Municipal Security will be taken into account for purposes of determining whether purchases of additional Municipal Securities will cause the Fund to violate such limitation.The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objectives will be achieved. The order of the below risk factors does not indicate the significance of any particular risk factor.ALTERNATIVE MINIMUM TAX RISK. Although the interest received from municipal securities is generally exempt from federal income tax, the Fund may invest in municipal securities subject to the federal alternative minimum tax. Accordingly, investment in the Fund could cause shareholders to be subject to the federal alternative minimum tax.AUTHORIZED PARTICIPANT CONCENTRATION RISK. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. A limited number of institutions act as authorized participants for the Fund. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders and no other authorized participant steps forward to create or redeem, the Fund’s shares may trade at a premium or discount to the Fund’s net asset value and possibly face delisting.CALL RISK. Some debt securities may be redeemed, or “called,” at the option of the issuer before their stated maturity date. In general, an issuer will call its debt securities if they can be refinanced by issuing new debt securities which bear a lower interest rate. The Fund is subject to the possibility that during periods of falling interest rates an issuer will call its high yielding debt securities. The Fund would then be forced to invest the proceeds at lower interest rates, likely resulting in a decline in the Fund’s income.CASH TRANSACTIONS RISK. The Fund will, under most circumstances, effect a significant portion of its creations and redemptions for cash rather than in-kind. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects its creations and redemptions only in-kind. ETFs are able to make in-kind redemptions and avoid being taxed on gains on the distributed portfolio securities at the fund level. A Fund that effects redemptions for cash may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. Any recognized gain on these sales by the Fund will generally cause the Fund to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities only in-kind. The Fund intends to distribute these gains to shareholders to avoid being taxed on this gain at the fund level and otherwise comply with the special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than if they had made an investment in a different ETF. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares entirely in-kind, will be passed on to those purchasing and redeeming Creation Units in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of the Fund’s shares than for ETFs that distribute portfolio securities in-kind.CREDIT RISK. An issuer or other obligated party of a debt security may be unable or unwilling to make dividend, interest and/or principal payments when due. In addition, the value of a debt security may decline because of concerns about the issuer’s ability or unwillingness to make such payments.CREDIT SPREAD RISK. From time to time, spreads (i.e., the difference in yield between debt securities that have different credit qualities or other differences) may increase, which may reduce the market value of some of the Fund’s debt securities. While the Fund may employ strategies to mitigate credit spread risk, these strategies may not be successful.CYBER SECURITY RISK. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.DEBT SECURITIES RISK. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.DISTRESSED SECURITIES RISK. Distressed debt securities are speculative and involve substantial risks in addition to the risks of investing in high-yield securities that are not in default. In some instances, the Fund will not receive interest payments from the distressed securities it holds, and there is a substantial risk that the principal will not be repaid. In any reorganization or liquidation proceeding related to a distressed debt security, the Fund may lose its entire investment in the security.EXTENSION RISK. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the issuer (or other obligated party) more slowly than anticipated, causing the value of these debt securities to fall. Rising interest rates tend to extend the duration of debt securities, making their market value more sensitive to changes in interest rates. The value of longer-term debt securities generally changes more in response to changes in interest rates than shorter-term debt securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.HIGH YIELD SECURITIES RISK. High yield securities, or “junk” bonds, are subject to greater market fluctuations, are less liquid and provide a greater risk of loss than investment grade securities, and therefore, are considered to be highly speculative. In general, high yield securities may have a greater risk of default than other types of securities and could cause income and principal losses for the Fund.INCOME RISK. The Fund’s income may decline when interest rates fall or if there are defaults in its portfolio. This decline can occur because the Fund may subsequently invest in lower-yielding securities as debt securities in its portfolio mature, are near maturity or are called, or the Fund otherwise needs to purchase additional debt securities.INDUSTRIAL DEVELOPMENT BOND RISK. To the extent that investments in the industrial development sector represent a significant portion of the Fund’s portfolio, the Fund will be sensitive to changes in, and its performance may depend to a greater extent on, the overall condition of the industrial development sector. These bonds are normally secured only by the revenues from the project and are not general obligations of the issuer or otherwise secured by state or local government tax receipts. Generally, the value and credit quality of these bonds are sensitive to the risks related to an economic slowdown.INFLATION RISK. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline.INTEREST RATE RISK. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.MANAGEMENT RISK. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective(s).MARKET MAKER RISK. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares due to a limited number of market markers. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. The Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s net asset value and the price at which the Fund’s shares are trading on the Exchange, which could result in a decrease in value of the Fund’s shares. This reduced effectiveness could result in Fund shares trading at a discount to net asset value and also in greater than normal intraday bid-ask spreads for Fund shares.MARKET RISK. Market risk is the risk that a particular security, or shares of the Fund in general, may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on the Fund and its investments. For example, the coronavirus disease 2019 (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, has had negative impacts, and in many cases severe impacts, on markets worldwide. Additionally, the COVID-19 pandemic has caused prolonged disruptions to the normal business operations of companies around the world and the impact of such disruptions is hard to predict. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Such events could adversely affect the prices and liquidity of the Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of the Fund’s shares and result in increased market volatility. During any such events, the Fund’s shares may trade at increased premiums or discounts to their net asset value.MUNICIPAL LEASE PARTICIPATIONS RISK. Participation interests in municipal leases pose special risks because many leases and contracts contain “non-appropriation” clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for this purpose by the appropriate legislative body.MUNICIPAL SECURITIES MARKET LIQUIDITY RISK. From time to time, inventories of municipal securities held by brokers and dealers may decrease, lessening their ability to make a market in these securities. Any reduction in market making capacity has the potential to decrease the Fund’s ability to buy or sell municipal securities, and increase price volatility and trading costs, particularly during periods of economic or market stress. As a result, the Fund may be forced to accept a lower price to sell a municipal security, to sell other securities to raise cash, or to give up an investment opportunity, any of which could have a negative effect on performance.MUNICIPAL SECURITIES RISK. Issuers, including governmental issuers, may be unable to pay their obligations as they come due. The values of municipal securities that depend on a specific revenue source to fund their payment obligations may fluctuate as a result of actual or anticipated changes in the cash flows generated by the revenue source or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source. The values of municipal securities held by the Fund may be adversely affected by local political and economic conditions and developments. Adverse conditions in an industry significant to a local economy could have a correspondingly adverse effect on the financial condition of local issuers. In addition, income from municipal securities held by the Fund could be declared taxable because of, among other things, unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of an issuer or other obligated party. Loss of tax-exempt status may cause interest received and distributed to shareholders by the Fund to be taxable and may result in a significant decline in the values of such municipal securities. Due to the COVID-19 pandemic, the risks of the municipal securities market have been magnified. The costs associated with combating the pandemic and the negative impact on tax revenues has adversely affected the financial condition of many states and political subdivisions. These risks may also adversely affect several sectors of the municipal bond market, such as airports, toll roads, hospitals and colleges, among many others. The full impact of the COVID-19 pandemic on state and political subdivisions’ ability to make payments on debt obligations is impossible to predict, but could negatively impact the value of bonds, the ability of state and political subdivisions to make payments when due and the performance of the Fund.MUNICIPAL SECURITIES VALUATION RISK. The municipal securities in which the Fund invests are typically valued by a pricing service utilizing a range of market-based inputs and assumptions, including readily available market quotations obtained from broker-dealers making markets in such securities, cash flows and transactions for comparable instruments. There is no assurance that the Fund will be able to sell a portfolio security at the price established by the pricing service, which could result in a loss to the Fund.NEW YORK MUNICIPAL SECURITIES RISK. The Fund will invest primarily in municipal securities issued by or on behalf of the State and The City of New York. For this reason, the Fund is more exposed to adverse political, economic and regulatory developments within the State of New York than a fund that invests more widely. Risks affecting issuers of New York municipal securities include, but are not limited to: the performance of the U.S. and State economies; the collection of economically sensitive tax receipts in the amounts projected; national and international events, federal statutory and regulatory changes concerning financial sector activities; the impact of the Tax Cut and Jobs Act and the implementation of tax reforms enacted by the State in response thereto; changes to federal programs; credit rating agency actions; the effect of household debt on consumer spending and tax collections; the outcome of litigation and other claims affecting the State, New York City and other New York public bodies; the realization of the projected rate of return for pension fund assets and current assumptions with respect to wages for State employees affecting the State’s required pension fund contributions; the willingness and ability of the federal government to provide the aid expected in the State Financial Plan; the ability of the State to implement cost reduction initiatives and the success with which the State controls expenditures; and the ability of the State, New York City and other New York public bodies to issue securities successfully in the public credit markets.NON-DIVERSIFICATION RISK. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Although the Fund and the Advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.POLITICAL AND ECONOMIC RISK. The values of municipal securities held by the Fund may be adversely affected by local political and economic conditions and developments. Adverse conditions in an industry significant to a local economy could have a correspondingly adverse effect on the financial condition of local issuers. Because the Fund primarily purchases municipal bonds from New York or U.S. territories, such as Puerto Rico, the Fund is more susceptible to adverse economic, political or regulatory changes affecting municipal bond issuers in those locations.PREMIUM/DISCOUNT RISK. The market price of the Fund’s shares will generally fluctuate in accordance with changes in the Fund’s net asset value as well as the relative supply of and demand for shares on the Exchange. The Fund’s investment advisor cannot predict whether shares will trade below, at or above their net asset value because the shares trade on the Exchange at market prices and not at net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. However, given that shares can only be purchased and redeemed in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Fund’s investment advisor believes that large discounts or premiums to the net asset value of shares should not be sustained. During stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the market for the Fund’s underlying portfolio holdings, which could in turn lead to differences between the market price of the Fund’s shares and their net asset value.PREPAYMENT RISK. Prepayment risk is the risk that the issuer of a debt security will repay principal prior to the scheduled maturity date. Debt securities allowing prepayment may offer less potential for gains during a period of declining interest rates, as the Fund may be required to reinvest the proceeds of any prepayment at lower interest rates. These factors may cause the value of an investment in the Fund to change.PRE-REFUNDED BONDS RISK. Pre-refunded bonds are bonds that have been refunded to a call date prior to the final maturity of principal, or, in the case of pre-refunded bonds commonly referred to as “escrowed-to-maturity bonds,” to the final maturity of principal, and remain outstanding in the municipal market. The payment of principal and interest of the pre-refunded bonds held by the Fund is funded from securities held in a designated escrow account where such securities are obligations of and carry the full faith and credit of the U.S. Department of the Treasury. The securities held in the escrow fund pledged to pay the principal and interest of the pre-refunded bond do not guarantee the price of the bond. Investment in pre-refunded municipal bonds held by the Fund may subject the Fund to interest rate risk, market risk and credit risk.PRIVATE ACTIVITY BONDS RISK. Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise is responsible for the payment of principal and interest on the bond and the issuer ordinarily does not pledge its full faith, credit and taxing power for repayment. The private enterprise can have a substantially different credit profile than the issuer. The private activity bonds in which the Fund may invest may be negatively impacted by conditions affecting either the general credit of the private enterprise or the project itself. The Fund’s private activity bond holdings may also pay interest subject to the alternative minimum tax.PUERTO RICAN MUNICIPAL SECURITIES RISK. The Fund may invest in bonds of municipal issuers located in Puerto Rico. Adverse market, political, economic or other conditions or developments within Puerto Rico may negatively affect the value of the Fund’s holdings in Puerto Rican municipal obligations. The Puerto Rican economy is reliant on manufacturing, services and tourism, and its economy and financial operations parallel the economic cycles of the United States. Economic difficulties in the United States are likely to have an adverse impact on the overall economy of Puerto Rico. Moreover, like many other U.S. states and municipalities, Puerto Rico experienced a significant downturn during the recent recession. Puerto Rico continues to face significant fiscal challenges, including persistent government deficits, underfunded public pension benefit obligations, underfunded government retirement systems, sizable debt service obligations and a high unemployment rate. In addition, in September 2017, Puerto Rico was severely impacted by two hurricanes. The widespread destruction caused by these hurricanes will continue to stress government finances and liquidity. Puerto Rican financial difficulties potentially could lead to less liquidity, wider yield spreads over benchmark U.S. government securities, and greater risk of default (or additional defaults) for Puerto Rican municipal securities, and consequently may adversely affect the value of the Fund’s investments in Puerto Rico and the Fund’s investment performance.SIGNIFICANT EXPOSURE RISK. To the extent that the Fund invests a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified. A significant exposure makes the Fund more susceptible to any single occurrence and may subject the Fund to greater market risk than a fund that is more broadly diversified.STATE-SPECIFIC AND U.S. TERRITORIES’ CONCENTRATION RISK. The Fund will be less diversified geographically than a fund investing across many states and therefore has greater exposure to adverse economic and political changes in New York and territories or possessions of the U.S. (including, but not limited to, Puerto Rico, the U.S. Virgin Islands and Guam).TAX RISK. Interest income from municipal securities is normally not subject to regular federal income tax and New York individual income tax, but income from municipal securities held by the Fund could be declared taxable because of, among other things, unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities or noncompliant conduct of a bond issuer. Consequently, the attractiveness of municipal securities in relation to other investment alternatives is affected by changes in federal and state income tax rates or changes in the tax-exempt status of interest income from municipal securities.TRADING ISSUES RISK. Trading in Fund shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in Fund shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund’s assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund does not have a performance history. Once available, the Fund’s performance information, and information that gives some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance, will be available on the Fund’s website at www.ftportfolios.com. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
First Trust New York Municipal High Income ETF | First Trust New York Municipal High Income ETF
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.65%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	0.15%	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.50%
1 Year	rr_ExpenseExampleNoRedemptionYear01	$ 51
3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 177

[1]	“Other Expenses” is an estimate based on the expenses the Fund expects to incur for the current fiscal year.
[2]	Pursuant to a contractual agreement, First Trust Advisors L.P., the Fund's investment advisor, has agreed to waive management fees of 0.15% of average daily net assets until May 11, 2023. The waiver agreement may be terminated by action of the Trust's Board of Trustees at any time upon 60 days' written notice by the Trust, on behalf of the Fund, or by the Fund's investment advisor only after May 11, 2023.